Offsetting financial assets and financial liabilities - Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	$ 621,404	$ 603,904
Amounts of financial assets offset on the balance sheet	160,577	147,173
Net amount of financial liabilities presented on the balance sheet	460,827	456,731
Impact of master netting agreements	127,859	105,603
Financial collateral pledged	311,132	320,506
Net amount	21,836	30,622
Amounts not subject to enforceable netting arrangements	13,559	13,767
Total amount recognized on the balance sheet	474,386	470,498
Obligations related to assets sold under repurchase agreements and securities loaned [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	447,486	450,399
Amounts of financial assets offset on the balance sheet	157,970	145,078
Net amount of financial liabilities presented on the balance sheet	289,516	305,321
Impact of master netting agreements	101	112
Financial collateral pledged	287,612	302,779
Net amount	1,803	2,430
Total amount recognized on the balance sheet	289,516	305,321
Derivative liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	172,461	151,564
Amounts of financial assets offset on the balance sheet	2,067	1,568
Net amount of financial liabilities presented on the balance sheet	170,394	149,996
Impact of master netting agreements	127,728	105,433
Financial collateral pledged	23,520	17,727
Net amount	19,146	26,836
Amounts not subject to enforceable netting arrangements	13,559	13,767
Total amount recognized on the balance sheet	183,953	163,763
Other financial liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of financial liabilities before balance sheet offsetting	1,457	1,941
Amounts of financial assets offset on the balance sheet	540	527
Net amount of financial liabilities presented on the balance sheet	917	1,414
Impact of master netting agreements	30	58
Net amount	887	1,356
Total amount recognized on the balance sheet	$ 917	$ 1,414